Basic and diluted net (loss)/income per share (Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred shares-weighted average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average ordinary share equivalents excluded from the computation of diluted net loss per ordinary share		55,071	55,930
Share options-weighted average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average ordinary share equivalents excluded from the computation of diluted net loss per ordinary share		2,703	2,660
Warrants-weighted average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average ordinary share equivalents excluded from the computation of diluted net loss per ordinary share			5,560